THE RESERVE FUND

Supplement dated July 16, 2007
to Prospectuses and Statements of Additional Information
dated September 28, 2006, as amended October 2, 2006

The Board of Trustees and shareholders of each fund listed below approved an increase in its management fee by one basis point (.01 of 1%) and the distribution and service fee by five basis points (.05 of 1%) of each applicable fund and each applicable class. In approving the fees, the Board of Trustees and shareholders of each fund also approved an amendment to the applicable Investment Management Agreement to exclude from the comprehensive fee the expenses of the services of each fund's compliance officer and independent counsel to the Independent Trustees which will now be paid by the funds. There were no changes in the terms of the Distribution Plans. To reflect the fee changes, the data provided below updates the tables for each applicable class in each current Prospectus for the Primary Fund, U.S. Treasury Fund and U.S. Government Fund of The Reserve Fund (each a "Fund") under the section entitled "Fees & Expenses".

Primary Fund

The following table describes the fees and expenses that you must pay if you buy and hold shares of the fund listed above. The Fund is a no-load fund, meaning that there are no sales charges (loads) or exchange fees associated with an investment in the Fund. The Annual Fund Operating Expenses are paid out of the Fund's assets, so these expenses affect the value of the Fund's shares.

Current Fees and Expenses

	Class R	Class 95	Class 70	Class Treasurer's Trust	Class 45
Shareholder Fees (Fees paid directly from your investment)
Shareholder Transaction Fees(1)	None	None	None	None	None
Redemption Fees(1)	None	None	None	None	None
Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)
Management Fee(2)	0.81%	0.76%	0.51%	0.61%	0.46%
Distribution and Service (12b-1 fee)	0.25%	0.25%	0.25%	None	None
Other Expenses(3)	None	None	None	None	None
Total Annual Fund Operating Expenses	1.06%	1.01%	0.76%	0.61%	0.46%

	Class 35	Class 25	Class 20	Class 15	Class Institutional
Shareholder Fees (Fees paid directly from your investment)
Shareholder Transaction Fees(1)	None	None	None	None	None
Redemption Fees(1)	None	None	None	None	None
Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)
Management Fee(2)	0.36%	0.26%	0.21%	0.16%	0.13%
Distribution and Service (12b-1 fee)	None	None	None	None	None
Other Expenses(3)	None	None	None	None	None
Total Annual Fund Operating Expenses	0.36%	0.26%	0.21%	0.16%	0.13%

(1)  The Fund may charge the following fees to a limited number of shareholders depending on their particular circumstance or special services requested or provided: A monthly "Low Balance Fee" (currently $15) may be imposed on accounts (other than IRA accounts) with a monthly average account balance of less than $100,000 for Classes Institutional, 15, 20, 25, 35, 45, and 70, less than $10,000 for Class 95 and less than $1,000 for Class Treasurer's Trust and Class R, in which no shareholder activity has occurred for the past 12 consecutive months. A fee of $2 may be charged on redemption checks for less than $100 for Class R shares and a fee of $100 may be charged on redemption checks for less than $100,000 for shares of all other classes. Wire redemption fees, "stop payment" fees, returned check fees, overdraft fees or other fees for specific extra services may also be charged. These fees may be changed or discontinued at any time and may be reduced or waived under certain circumstances.

(2)  The Fund pays a "Comprehensive Management Fee" that includes the advisory fee, all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. The Comprehensive Management Fee does not include Other Expenses.

(3)  Other Expenses includes interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses including expenses incurred in connection with litigation proceedings, other claims and the legal obligations of the Trust to indemnify its trustees, officers, employees, shareholders, distributors and other agents of the Trust, payments made pursuant to the Trust's Distribution Plan, the compensation of the chief compliance officer and related expenses, and the fees and expenses of the Independent Trustees, including the fees of the independent counsel of the Independent Trustees. It is estimated that these fees and expenses will be less than 0.005% for the Fund.

Expense Example

This example is intended to help you compute the cost of investing in the class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time period indicated and the class returns 5% annually. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Primary Fund Class R	$108.65	$338.87	$587.47	$1,299.24
Primary Fund Class Treasurer's Trust	$62.53	$195.90	$341.20	$763.86
Primary Fund Class 95	$103.53	$323.05	$560.33	$1,240.90
Primary Fund Class 70	$77.90	$243.70	$423.80	$944.92
Primary Fund Class 45	$47.15	$147.95	$258.09	$580.16
Primary Fund Class 35	$36.90	$115.91	$202.40	$456.21
Primary Fund Class 25	$26.65	$83.79	$146.48	$331.06
Primary Fund Class 20	$21.53	$67.71	$118.43	$268.03
Primary Fund Class 15	$16.40	$51.62	$90.32	$204.71
Primary Fund Class Institutional	$13.33	$41.95	$73.43	$166.56

U.S. Government Fund

The following table describes the fees and expenses that you must pay if you buy and hold shares of the fund listed above. The Fund is a no-load fund, meaning that there are no sales charges (loads) or exchange fees associated with an investment in the Fund. The Annual Fund Operating Expenses are paid out of the Fund's assets, so these expenses affect the value of the Fund's shares.

Current Fees and Expenses

	Class R	Class 75	Class Treasurer's Trust	Class 45	Class 25	Class 15	Class Institutional
Shareholder Fees (Fees paid directly from your investment)
Shareholder Transaction Fees(1)	None	None	None	None	None	None	None
Redemption Fees(1)	None	None	None	None	None	None	None
Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)
Management Fee(2)	0.81%	0.56%	0.61%	0.46%	0.26%	0.16%	0.13%
Distribution and Service (12b-1 fee)	0.25%	0.25%	None	None	None	None	None
Other Expenses(3)	None	None	None	None	None	None	None
Total Annual Fund Operating Expenses	1.06%	0.81%	0.61%	0.46%	0.26%	0.16%	0.13%

(1)  The Fund may charge the following fees to a limited number of shareholders depending on their particular circumstance or special services requested or provided: A monthly "Low Balance Fee" (currently $15) may be imposed on accounts (other than IRA accounts) with a monthly average account balance of less than $100,000 for Classes Institutional, 15, 25, 45, and 75 and less than $1,000 for Class Treasurer's Trust and Class R in which no shareholder activity has occurred for the past 12 consecutive months. A fee of $2 may be charged on redemption checks for less than $100 for Class R and Class 75 shares and a fee of $100 may be charged on redemption checks for less than $100,000 for shares of all other classes. Wire redemption fees, "stop payment" fees, returned check fees, overdraft fees or other fees for specific extra services may also be charged. These fees may be changed or discontinued at any time and may be reduced or waived under certain circumstances.

(2)  The Fund pays a "Comprehensive Management Fee" that includes the advisory fee, all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. The Comprehensive Management Fee does not include Other Expenses.

(3)  Other Expenses include interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses including expenses incurred in connection with litigation proceedings, other claims and the legal obligations of the Trust to indemnify its trustees, officers, employees, shareholders, distributors and other agents of the Trust, payments made pursuant to the Trust's Distribution Plan, the compensation of the chief compliance officer and related expenses, and the fees and expenses of the Independent Trustees, including the fees of the independent counsel of the Independent Trustees. It is estimated that these fees and expenses will be less than 0.005% for the Fund.

Expense Example

This example is intended to help you compute the cost of investing in the class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time period indicated and the class returns 5% annually. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
U.S. Government Fund Class R	$108.65	$338.87	$587.47	$1,299.24
U.S. Government Fund Class Treasurer's Trust	$62.53	$195.90	$341.20	$763.86
U.S. Government Fund Class 45	$47.15	$147.95	$258.09	$580.16
U.S. Government Fund Class 25	$26.65	$83.79	$146.48	$331.06
U.S. Government Fund Class 15	$16.40	$51.62	$90.32	$204.71
U.S. Government Fund Class Institutional	$13.33	$41.95	$73.43	$166.56

U.S. Treasury Fund

The following table describes the fees and expenses that you must pay if you buy and hold shares of the fund listed above. The Fund is a no-load fund, meaning that there are no sales charges (loads) or exchange fees associated with an investment in the Fund. The Annual Fund Operating Expenses are paid out of the Fund's assets, so these expenses affect the value of the Fund's shares.

Current Fees and Expenses

	Class R	Class 75	Class Treasurer's Trust	Class 45	Class 25	Class 15	Class Institutional
Shareholder Fees (Fees paid directly from your investment)
Shareholder Transaction Fees(1)	None	None	None	None	None	None	None
Redemption Fees(1)	None	None	None	None	None	None	None
Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)
Management Fee(2)	0.81%	0.56%	0.61%	0.46%	0.26%	0.16%	0.13%
Distribution and Service (12b-1 fee)	0.25%	0.25%	None	None	None	None	None
Other Expenses(3)	None	None	None	None	None	None	None
Total Annual Fund Operating Expenses(4)	1.06%	0.81%	0.61%	0.46%	0.26%	0.16%	0.13%

(1)  The Fund may charge the following fees to a limited number of shareholders depending on their particular circumstance or special services requested or provided: A monthly "Low Balance Fee" (currently $15) may be imposed on accounts (other than IRA accounts) with a monthly average account balance of less than $100,000 for Classes Institutional, 15, 25, 45, and 75, and less than $1,000 for Class Treasurer's Trust and Class R, in which no shareholder activity has occurred for the past 12 consecutive months. A fee of $2 may be charged on redemption checks for less than $100 for Class R and Class 75 shares and a fee of $100 may be charged on redemption checks for less than $100,000 for shares of all other classes. Wire redemption fees, "stop payment" fees, returned check fees, overdraft fees or other fees for specific extra services may also be charged. These fees may be changed or discontinued at any time and may be reduced or waived under certain circumstances.

(2)  The Fund pays a "Comprehensive Management Fee" that includes the advisory fee, all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. The Comprehensive Management Fee does not include Other Expenses (see below). For the fiscal year ended May 31, 2006, the investment adviser reimbursed the Fund for the following percentages of the respective Fund's average daily net assets: 0.01% for Class R, 0.01% for Class Treasurer's Trust and 0.01% for Class Institutional. After the waiver, the management fees would be the following percentages of the respective Fund's average daily net assets: 0.80% for Class R, 0.60% for Class Treasurer's Trust and 0.12% for Class Institutional.

(3)  Other Expenses include interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses including expenses incurred in connection with litigation proceedings, other claims and the legal obligations of the Trust to indemnify its trustees, officers, employees, shareholders, distributors and other agents of the Trust, payments made pursuant to the Trust's Distribution Plan, the compensation of the chief compliance officer and related expenses, and the fees and expenses of the Independent Trustees, including the fees of the independent counsel of the Independent Trustees. It is estimated that these fees and expenses will be less than 0.005% for the Fund.

(4)  After the expense waiver, the Total Annual Fund Operating Expenses would be the following percentages of the respective Fund's average daily net assets: 1.05% for U.S. Treasury Fund Class R, 0.60% for U.S. Treasury Fund Class Treasurer's Trust and 0.12% for U.S. Treasury Fund Class Institutional.

Expense Example

This example is intended to help you compute the cost of investing in the class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time period indicated and the class returns 5% annually. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
U.S. Treasury Fund Class R	$108.65	$338.87	$587.47	$1,299.24
U.S. Treasury Fund Class Treasurer's Trust	$62.53	$195.90	$341.20	$763.86
U.S. Treasury Fund Class 75	$83.03	$259.61	$451.22	$1,004.69
U.S. Treasury Fund Class 45	$47.15	$147.95	$258.09	$580.16
U.S. Treasury Fund Class 25	$26.65	$83.79	$146.48	$331.06
U.S. Treasury Fund Class Institutional	$13.33	$41.95	$73.43	$166.56

The fee increases are also applicable to the sections in each Fund's Statement of Additional Information concerning each Investment Management Agreement and the Distribution Plans. In addition, the section concerning the Investment Management Agreements in each Fund's Statement of Additional Information is revised, in part, to reflect the changes in these agreements as follows:

Investment Management Agreement

The Trust, on behalf of each of the Funds, has entered into Investment Management Agreements with the Adviser (each a "Management Agreement"),

which provide for a comprehensive management fee structure. Under each Management Agreement, RMCI manages the respective Fund's investments in accordance with its investment objective and policies, subject to the overall supervision of the Trustees.

Under the terms of each Management Agreement, RMCI is paid a comprehensive management fee (the "Management Fee"), which includes the advisory fee, all administrative and customary operating expenses of the Funds, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the administrative and customary operating expenses for Funds are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses including expenses incurred in connection with litigation proceedings, other claims and the legal obligations of the Trust to indemnify its trustees, officers, employees, shareholders, distributors and other agents of the Trust, payments made pursuant to the Trust's Distribution Plan, the compensation of the chief compliance officer and related expenses, and the fees and expenses of the Independent Trustees, including the fees of independent counsel of the Independent Trustees.

Shareholders should retain this Supplement for future reference.

THE RESERVE FUND

Supplement dated July 16, 2007
to Prospectuses and Statements of Additional Information
dated September 28, 2006, as amended October 2, 2006

The Board of Trustees and shareholders of the fund approved an increase in the management fee by one basis point (.01 of 1%) of each class. In approving the new management fee, the Board of Trustees and shareholders of the fund also approved an amendment to the Investment Management Agreement to exclude from the comprehensive fee the expenses of the services of the fund's compliance officer and independent counsel to the Independent Trustees which will now be paid by the fund. To reflect the fee change, the data provided below updates the table for each applicable class in the current Prospectus for the Primary II Fund (the "Fund") of The Reserve Fund under the section entitled "Fees & Expenses".

Primary II Fund

The following table describes the fees and expenses that you must pay if you buy and hold shares of the fund listed above. The Annual Fund Operating Expenses are paid out of the Fund's assets, so these expenses affect the value of the Fund's shares.

Current Fees and Expenses

	Class QRI	Class QRII
Shareholder Fees(1) (Fees paid directly from your investment)
Shareholder Transaction Fees	None	None
Redemption Fees	None	None
Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)
Management Fee(1)	0.81%	0.81%
Distribution and Services (12b-1) Fee	0.25%	1.00%
Other Expenses(2)	None	None
Less: Primary Fund-Class Institutional Management Fee	(0.13)%	(0.13)%
Total Annual Fund Operating Expenses	0.93%	1.68%

(1)  The Primary II Fund pays a "Comprehensive Management Fee" that includes the advisory fee, as well as all administrative and customary operating expenses of the Primary II Fund and shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. The Comprehensive Management Fee does not include Other Expenses.

(2)  Other Expenses includes interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses including expenses incurred in connection with litigation proceedings, other claims and the legal obligations of the Trust to indemnify its trustees, officers, employees, shareholders, distributors and other agents of the Trust, payments made pursuant to the Trust's Distribution Plan, the compensation of the chief compliance officer and related expenses, and the fees and expenses of the Independent Trustees, including the fees of the independent counsel of the Independent Trustees. The investment adviser may contract with other parties to perform any of the ordinary administrative services required of the Administrator; provided, however any compensation paid for such services will be the responsibility of the investment adviser. It is estimated that these fees and expenses will be less than 0.005% for the Fund. Shareholders will not pay the comprehensive management fee of either the Primary II Fund and the Primary Fund, since the fees of the Primary II Fund will be reduced by the amount of the comprehensive management fees of the Primary Fund in respect to the Primary II Fund's investment.

Expense Example

This example is intended to help you compute the cost of investing in the class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time period indicated and the class returns 5% annually. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Primary II Fund Class QRI	$100.45	$313.55	$544.02	$1,205.76
Primary II Fund Class QRII	$177.33	$549.33	$945.72	$2,054.19

The fee increase is also applicable to the sections in the Fund's Statement of Additional Information concerning the Investment Management Agreement. In addition, the section concerning the Investment Management Agreement in the Fund's Statement of Additional Information is revised, in part, to reflect the changes in the agreement as follows:

Investment Management Agreement

The Trust, on behalf of the Fund, has entered into an Investment Management Agreement with the Adviser (the "Management Agreement"), which provides for a comprehensive management fee structure. Under the Management Agreement, RMCI manages the Fund's investments in accordance with its investment objective and policies, subject to the overall supervision of the Trustees.

Under the terms of the Management Agreement, RMCI is paid a comprehensive management fee (the "Management Fee"), which includes the advisory fee, all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the administrative and customary operating expenses for the Fund are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses including expenses incurred in connection with litigation proceedings, other claims and the legal obligations of the Trust to indemnify its trustees, officers, employees, shareholders, distributors and other agents of the Trust, payments made pursuant to the Trust's Distribution Plan, the compensation of the chief compliance officer and related expenses, and the fees and expenses of the Independent Trustees, including the fees of independent counsel of the Independent Trustees.

Shareholders should retain this Supplement for future reference.

2

THE RESERVE FUND

Supplement dated July 16, 2007
to Prospectuses and Statements of Additional Information
dated September 28, 2006, as amended October 2, 2006

The Board of Trustees and shareholders of the fund listed below approved an increase in its management fee by one basis point (.01 of 1%) and for each class thereof. In approving the new management fee, the Board of Trustees and shareholders also approved an amendment to the Investment Management Agreement to exclude from the comprehensive fee the expenses of the services of the fund's compliance officer and independent counsel to the Independent Trustees which will now be paid by the fund. To reflect the fee change, the data provided below updates the table for each applicable class in the current Prospectus for the Reserve Liquid Performance Money Market Fund of The Reserve Fund (the "Fund") under the section entitled "Fees & Expenses".

Reserve Liquid Performance Money Market Fund

The following table describes the fees and expenses that you must pay if you buy and hold shares of the fund listed above. The Fund is a no-load fund, meaning that there are no sales charges (loads) or exchange fees associated with an investment in the Fund. The Annual Fund Operating Expenses are paid out of the Fund's assets, so these expenses affect the value of the Fund's shares.

Current Fees and Expenses

	Class Treasurer's Trust	Class 15
Shareholder Fees (Fees paid directly from your investment)
Shareholder Transaction Fees(1)	None	None
Redemption Fees(1)	None	None
Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)
Management Fee(2)	0.61%	0.16%
Distribution and Service (12b-1 fee)	None	None
Other Expenses(3)	None	None
Total Annual Fund Operating Expenses(4)	0.61%	0.16%

(1)  The Fund may charge the following fees to a limited number of shareholders depending on their particular circumstance or special services requested or provided: A monthly "Low Balance Fee" (currently $15) may be imposed on accounts (other than IRA accounts) with a monthly average account balance of less than $100,000 for Class 15 and less than $1,000 for Class Treasurer's Trust, in which no shareholder activity has occurred for the past 12 consecutive months. A fee of $100 may be charged on redemption checks for less than $100,000. Wire redemption fees, "stop payment" fees, returned check fees, overdraft fees or other fees for specific extra services may also be charged. These fees may be changed or discontinued at any time and may be reduced or waived under certain circumstances.

(2)  The Fund pays a "Comprehensive Management Fee" that includes the advisory fee, all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. The Comprehensive Management Fee does not include Other Expenses.

(3)  Other Expenses include interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses including expenses incurred in connection with litigation proceedings, other claims and the legal obligations of the Trust to indemnify its trustees, officers, employees, shareholders, distributors and other agents of the Trust, payments made pursuant to the Trust's Distribution Plan, the compensation of the chief compliance officer and related expenses, and the fees and expenses of the Independent Trustees, including the fees of the independent counsel of the Independent Trustees. It is estimated that these fees and expenses will be less than 0.005% for the Fund.

(4)  The Adviser has agreed to voluntarily waive expenses or reimburse the Fund to the extent that the Total Annual Operating Expenses for Class 15 shares exceed 0.16%. The Adviser reserves the right to seek recovery, such recovery being subject to the approval of the Board of Trustees, in subsequent periods, of any excess reimbursement or contingent waiver allowed to the Fund for a period of not more than three fiscal years. If the Fund invests in an affiliated money market fund, it will reduce the fees and expenses payable by Fund investors by the amount of fees and expenses charged by that affiliated fund. If the Fund invests in an unaffiliated money market fund, shareholders would bear both their proportionate share of fees and expenses in the Fund (including investment advisory fees) and, indirectly, the fees and expenses of such money market fund (including investment advisory fees of that fund). For the fiscal year ended May 31, 2006, the Adviser waived or reimbursed the funds its entire advisory fee for the Class 15 shares of the Fund.

Expense Example

This example is intended to help you compute the cost of investing in the class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time period indicated and the class returns 5% annually. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Reserve Liquid Performance Money Market Fund Class 15	$16.40	$51.62	$90.32	$204.71
Reserve Liquid Performance Money Market Fund Class Treasurer's Trust	$62.53	$195.90	$341.20	$763.86

The fee increase is also applicable to the sections in the Fund's Statement of Additional Information concerning the Investment Management Agreement. In addition, the section concerning the Investment Management Agreement in the Fund's Statement of Additional Information is revised, in part, to reflect the changes in the agreement as follows:

Investment Management Agreement

The Trust, on behalf of the Fund, has entered into an Investment Management Agreement with the Adviser (each a "Management Agreement"), which provides for a comprehensive management fee structure. Under the Management Agreement, RMCI manages the Fund's investments in accordance with its

2

investment objective and policies, subject to the overall supervision of the Trustees.

Under the terms of the Management Agreement, RMCI is paid a comprehensive management fee (the "Management Fee"), which includes the advisory fee, all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the administrative and customary operating expenses for the Fund are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses including expenses incurred in connection with litigation proceedings, other claims and the legal obligations of the Trust to indemnify its trustees, officers, employees, shareholders, distributors and other agents of the Trust, payments made pursuant to the Trust's Distribution Plan, the compensation of the chief compliance officer and related expenses, and the fees and expenses of the Independent Trustees, including the fees of independent counsel of the Independent Trustees.

Shareholders should retain this Supplement for future reference.

3